Average Annual Total Returns{- Fidelity Advisor® Balanced Fund} - 08.31 Fidelity Advisor Balanced Fund AMCIZ PRO-16 - Fidelity Advisor® Balanced Fund	Fidelity Advisor Balanced Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Balanced Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Balanced Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund - Class I Return Before Taxes Past 10 years	Fidelity Advisor Balanced Fund-Class Z Return Before Taxes Past 1 year	Fidelity Advisor Balanced Fund-Class Z Return Before Taxes Past 5 years	Fidelity Advisor Balanced Fund-Class Z Return Before Taxes Since Inception		Fidelity Advisor Balanced Fund-Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F0021 Past 1 year	F0021 Past 5 years	F0021 Past 10 years
Total	15.09%	11.06%	9.78%	13.73%	9.75%	8.55%	9.57%	8.42%	7.60%	17.55%	11.31%	9.78%	20.16%	11.54%	9.60%	22.42%	12.68%	10.72%	22.57%	12.82%	11.16%	[1]	Aug. 13, 2013	18.40%	15.22%	13.88%	14.73%	11.11%	10.02%

[1]	(a)Since inception August 13, 2013.